INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Income Tax Disclosure [Abstract]
Operating loss Carryforwards	$ 1,095,000	$ 797,000
Valuation allowance deferred tax assets, Increase decrease	$ 298,000	$ 776,000